Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	LUMIRADX LIMITED
Amendment Flag	false
Entity Central Index Key	0001685428
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31